Document And Entity Information	Jan. 29, 2024
Document Information [Line Items]
Entity, Registrant Name	PRIME MERIDIAN HOLDING COMPANY
Document, Type	8-K
Document, Period End Date	Jan. 29, 2024
Entity, Incorporation, State or Country Code	FL
Entity, File Number	333-191801
Entity, Tax Identification Number	27-2980805
Entity, Address, Address Line One	1471 Timberlane Road
Entity, Address, State or Province	FL
Entity, Address, City or Town	Tallahassee
Entity, Address, Postal Zip Code	32312
City Area Code	850
Local Phone Number	907-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001586454